Dividends on ordinary shares - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	3 Months Ended	6 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions, equity		£ (782)	£ (754)	£ (503)
Share buyback | Maximum
Disclosure of classes of share capital [line items]
Increase (decrease) through treasury share transactions, equity	£ 750
Ordinary shares
Disclosure of classes of share capital [line items]
Interim dividends, per share (in GBP per share)		£ 0.029		£ 0.027	£ 0.053
Number of shares comprising, one american depository share (in shares)		4
Qualifying American depository shares
Disclosure of classes of share capital [line items]
Interim dividends, per share (in GBP per share)		£ 0.116